Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 14, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash equivalents			$ 0	$ 0
Allowance for credit losses			5,748	107,860
Bad debt expenses for accounts receivable			$ 65,013	142,162
Number of operating segments | Segment			1
Goodwill, impairment loss			$ 0	0
Deferred offering costs			0	1,524,934	$ 3,233,097
Revenue	$ 1,079,472	$ 1,177,061	4,561,300	5,332,979
Advertising costs			$ 941,737	783,764
Three Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue				$ 259,635
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				47.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				21.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				16.00%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%
Computer Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives			3 years